Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 642,612	$ 610,902
Acceptances	20,404	14,228
Total loans and acceptances	663,016	625,130
Allowance for credit losses	(5,663)	(7,716)
Total loans and acceptances net of allowance for credit losses	657,353	617,414
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	319,678	284,684
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	91,540	93,758
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	12,450	14,797
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	218,944	217,663
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	437,327	399,952
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	280,169	245,044
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	73,592	73,919
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	6,213	6,399
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	77,353	74,590
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	43,432	43,949
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,137	823
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	42,295	43,126
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	31,722	31,213
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	9,826	9,160
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,454	3,038
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	540	659
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	18,902	18,356
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	44,961	46,860
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	17,176	17,231
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,680	5,187
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,299	2,307
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	20,806	22,135
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	19,408	22,118
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,894	2,935
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,536	4,773
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	467	1,823
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,511	12,587
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	12,002	10,892
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,222	2,114
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,967	2,201
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,608	1,923
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	6,205	4,654
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	53,760	55,918
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	7,391	8,200
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,174	3,817
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,323	1,686
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 41,872	$ 42,215